Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and contingencies
Operating lease rent expense	¥ 271,630	¥ 195,176	¥ 146,780
Operating leases, minimum payments
2019	167,585
2020	152,779
2021	103,181
2022	85,816
2023	61,779
2024 and after	411,050
Total lease commitment	¥ 982,190